Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)		Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning balance at Mar. 05, 2006		$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 05, 2006			0
Net loss		(18,153)	0	0	(18,153)
Ending balance at Sep. 30, 2006		(18,153)	0	0	(18,153)
Ending balance (in shares) at Sep. 30, 2006			0
Net loss		(450,038)	0	0	(450,038)
Issuance of common stock to founders		3,198	3,198	0	0
Issuance of common stock to founders (in shares)			3,198,105
Ending balance at Sep. 30, 2007		(464,993)	3,198	0	(468,191)
Ending balance (in shares) at Sep. 30, 2007			3,198,105
Net loss		(233,040)	0	0	(233,040)
Ending balance at Sep. 30, 2008		(698,033)	3,198	0	(701,231)
Ending balance (in shares) at Sep. 30, 2008			3,198,105
Net loss		(504,687)	0	0	(504,687)
Issuances of common stock	[1]	1,525	1,525	0	0
Issuances of common stock (in shares)	[1]		1,524,721
Issuances of common stock in connection with a technology license on May 13	[1]	283	283	0	0
Issuances of common stock in connection with a technology license on May 13 (in shares)	[1]		282,886
Issuances of common stock to advisors and consultants on May 13	[1]	11	11	0	0
Issuances of common stock to advisors and consultants on May 13 (in shares)	[1]		11,242
Issuances of common stock to advisors and consultants on July 22	[1]	42	42	0	0
Issuances of common stock to advisors and consultants on July 22 (in shares)	[1]		42,448
Issuances of common stock to advisors and consultants on September 22	[1]	9	9	0	0
Issuances of common stock to advisors and consultants on September 22 (in shares)	[1]		8,722
Ending balance at Sep. 30, 2009		(1,202,527)	5,068	0	(1,205,918)
Ending balance (in shares) at Sep. 30, 2009			5,068,124
Net loss		(420,093)	0	0	(420,093)
Issuances of common stock	[1]	259	259	0	0
Issuances of common stock (in shares)	[1]		259,240
Ending balance at Sep. 30, 2010		(1,622,361)	5,327	0	(1,626,011)
Ending balance (in shares) at Sep. 30, 2010			5,327,364
Net loss		(573,472)	0	0	(573,472)
Issuances of common stock	[1]	82	82	0	0
Issuances of common stock (in shares)	[1]		82,279
Issuances of common stock to directors on May 24	[1]	214	214	0	0
Issuances of common stock to directors on May 24 (in shares)	[1]		213,764
Issuances of common stock to advisors and consultants on May 24	[1]	12	12	0	0
Issuances of common stock to advisors and consultants on May 24 (in shares)	[1]		12,114
Ending balance at Sep. 30, 2011		(2,195,524)	5,636	0	(2,201,160)
Ending balance (in shares) at Sep. 30, 2011			5,635,521
Net loss		(576,911)	0	0	(576,911)
Issuances of common stock	[1]	9	9	0	0
Issuances of common stock (in shares)	[1]		9,691
Ending balance at Sep. 30, 2012		(2,772,435)	5,645	0	(2,778,080)
Ending balance (in shares) at Sep. 30, 2012			5,645,212
Net loss		(1,853,791)	0	0	(1,853,791)
Issuances of common stock		499,000	1,000	499,000	0
Issuances of common stock (in shares)			1,000,000
Equity acquired in reverse merger		0	41,500	(41,500)	0
Equity acquired in reverse merger (in shares)			41,500,000
Exchange of debt for common stock		2,470,022	9,000	2,461,022	0
Exchange of debt for common stock (in shares)			9,000,025
Warrants issued with note payable		55,293	0	55,293	0
Issuance of common stock and 2,500,000 warrants to purchase 2,500,000 shares of common stock on June 26 for $1,250,000 ($0.50 per share)		1,250,000	2,500	1,247,500	0
Issuance of common stock and 2,500,000 warrants to purchase 2,500,000 shares of common stock on June 26 for $1,250,000 ($0.50 per share) (in shares)			2,500,000
Issuance of common stock and 500,000 warrants to purchase 500,000 shares of common stock on July 3 for $250,000 ($0.50 per share)		249,500	500	249,500	0
Issuance of common stock and 500,000 warrants to purchase 500,000 shares of common stock on July 3 for $250,000 ($0.50 per share) (in shares)			500,000
Stock based compensation expense		287,927	0	287,927	0
Ending balance at Sep. 30, 2013		$ 187,016	$ 60,145	$ 4,758,742	$ (4,631,871)
Ending balance (in shares) at Sep. 30, 2013			60,145,237

[1]	The Company performed an analysis of the value of its common stock as of each of these dates and determined the value per share is equivalent to par value which is considered to be de minimis.